Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Interior - Damage remains unresolved and no indication covered by insurance	9	0	0	0	0	9
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	6	0	0	0	0	6
		Delinquent HOA Fees	2	0	0	0	0	2
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	1	0	0	0	0	1
		Title Issue -	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	19	0	0	0	0	19